Contingent liabilities and legal proceedings - Vodafone Idea (Details) € in Millions, ₨ in Billions	1 Months Ended		12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 EUR (€)
Disclosure of contingent liabilities [line items]
Investment in joint ventures	€ 3,781		€ 3,781		€ 4,249
Vodafone Idea Limited
Disclosure of contingent liabilities [line items]
Issue of equity	524	₨ 45
Vodafone Idea Limited
Disclosure of contingent liabilities [line items]
Moratorium on spectrum and AGR payments			4 years
Investment in joint ventures							€ 0	€ 0
Share of losses in respect to joint venture			€ 0
Vodafone Idea and Idea Cellular legal case [Member] | Vodafone Idea Limited
Disclosure of contingent liabilities [line items]
Payments made under mechanism					€ 235	₨ 19
Maximum | Vodafone Idea and Idea Cellular legal case [Member]
Disclosure of contingent liabilities [line items]
The group's potential exposure	€ 743		€ 743	₨ 64